Financial instruments and risk management - Liquidity Risk, Additional Information (Details) € in Millions, £ in Millions, $ in Millions	1 Months Ended																	12 Months Ended
	Oct. 31, 2024 EUR (€)	Sep. 30, 2024 USD ($)	Aug. 31, 2024 USD ($)	May 31, 2024 GBP (£)	Apr. 30, 2024 EUR (€)	Mar. 31, 2024 GBP (£)	Feb. 29, 2024 USD ($) tranche	Nov. 30, 2023 EUR (€)	Oct. 31, 2023 EUR (€)	Sep. 30, 2023 USD ($)	Aug. 31, 2023 GBP (£) tranche	Aug. 31, 2023 USD ($) tranche	May 31, 2023 USD ($)	Mar. 31, 2023 GBP (£) extensionOption	Feb. 28, 2023 EUR (€)	Jan. 31, 2023 EUR (€)	Feb. 28, 2022 GBP (£)	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 GBP (£)	Jan. 31, 2025 GBP (£)	Dec. 31, 2024 USD ($)
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Cash and cash equivalents																		£ 5,297	£ 4,659
Commercial paper																		0	0
Current borrowings																		£ 4,312	£ 4,324
Liquidity Risk
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Target average centrally managed debt maturity																		5 years
Average centrally managed debt maturity																		9 years 6 months	10 years 6 months		9 years 6 months
Peak maturity of centrally managed debt maturing in a rolling 12-month period																		14.80%	15.70%		14.80%
Commercial paper issuance facility amount																		£ 3,000			$ 4,000
Commercial paper																		0	£ 0
Revolving credit facility																		5,400	5,400
Amount repaid	€ 850	$ 1,000	$ 1,900	£ 1,800		£ 229		€ 750	€ 800	$ 550	£ 3,100		$ 48
Proceeds from the issue of perpetual hybrid bonds, net of issuance costs					€ 900		$ 1,700					$ 5,000			€ 800
Number of tranches | tranche							2				5	5
Liquidity Risk | March 2024
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Revolving credit facility														£ 2,500
Liquidity Risk | Until March 2025
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Revolving credit facility														2,850
Liquidity Risk | March 2025 - March 2026
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Revolving credit facility														2,700
Liquidity Risk | March 2026 - March 2027
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Revolving credit facility														£ 2,500
Liquidity Risk | 364-day Tranche
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Period of tranche																	364 days
Number of extension options | extensionOption														2
Extension period														1 year
Term out period														1 year
Liquidity Risk | Five year tranches
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Period of tranche														5 years
Liquidity Risk | Bilateral facilities
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Current borrowings																		2,400	2,650
Amount withdrawn and outstanding																		0	100
Remaining amount available																		2,400	2,550
Liquidity Risk | Bond repaid, January 2023
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Amount repaid | €																€ 750
Liquidity Risk | March 2023
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Revolving credit facility																	£ 2,700
Liquidity Risk | March 2024
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Revolving credit facility																	£ 2,500
Extension period																	1 year
Liquidity Risk | February 2025
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Extension period																	1 year
Liquidity Risk | Until March 2025
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Revolving credit facility																	£ 2,500
Liquidity Risk | Medium-Term Facility | Debt facility drawdown
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Nominal value																				£ 503
Liquidity Risk | Money Market fund
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Cash and cash equivalents																		£ 433	£ 173
Liquidity Risk | Top of range
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Target centrally managed debt maturing in a rolling 12-month period																		20.00%